UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock Lane

Libertyville, Illinois         60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock Lane

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2006

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2006 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE FORESTER VALUE FUND

				Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

Bottled & Canned Soft Drinks
5,900	Coca Cola Enterprises, Inc.		$ 122,897	3.00%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
1,880	Heinz H.J. Co.		78,828	1.92%

Commercial Banks, NEC
2,680	Citigroup		133,116	3.25%

Computer Communications Equipment
8,900	Adaptec, Inc.		39,249	0.96%

Crude Petroleum & Natural Gas
1,200	EOG Resources, Inc.		78,060	1.90%

Electric & Other Services Comb.
1,610	Exelon Corp.		97,469	2.38%

Fats & Oils
1,000	Archer Daniels-Midland Co.		37,880	0.92%

Fire, Marine & Casualty Insurance
1,860	American International Group, Inc.		123,244
2,800	St. Paul Travelers Co.		131,292
			254,536	6.21%
Food And Kindred Products
1,690	Altria Group, Inc.		129,370
4,620	Sara Lee Corp.		74,243
			203,613	4.97%
Gas & Other Services Combined
900	Sempra Energy		45,225	1.10%

Men's & Boys' Furnishings, Work Clothing, & Allied Garmets
900	V.F. Corp.		65,655	1.60%

Motor Vehicles & Passenger Car Bodies
5,000	Ford Motor Corp.		40,450	0.99%

National Commercial Banks
2,810	Bank of America Corp.		150,532
1,670	Wachovia Corp.		93,186
			243,718	5.94%
Natural Gas Transmission
5,800	El Paso Co.		79,112	1.93%

Petroleum Refining
1,250	Chevron Corp.		81,075
1,090	Conoco Phillips		64,888
			145,963	3.56%
Pharmaceutical Preparations
5,060	Pfizer Inc.		143,502
1,900	Johnson & Johnson		123,386
2,740	Wyeth		139,302
			406,190	9.91%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
1,000	Dow Chemical		38,980	0.95%

Public Building & Related Furniture
1,000	Johnson Controls, Inc.		71,740	1.75%

Radiotelephone Communications
980	Dominion Resources, Inc.		74,960	1.83%

Railroads, Line-Haul Operating
1,800	Norfolk Southern Corp.		79,290	1.93%

Retail-Apparel & Accessory Stores
578	Hanesbrands, Inc.		12,999	0.32%

Retail - Deparment Stores
800	J.C. Penney Co.		54,712
500	Kohls Corporation		32,460
4,700	Sears Roebuck & Co.		80,605
			167,777	4.09%
Retail - Eating Places
2,700	McDonalds Corp.		105,624	2.58%

Retail - Family Clothing Stores
2,500	Gap, Inc.		47,375	1.16%

Retail - Grocery Store
3,930	Kroger Co.*		90,940	2.22%

Retail - Variety Stores
1,000	Wal-Mart Stores, Inc.		49,320	1.20%

Services - Computer Programming
6,000	Novell, Inc.*		36,600	0.89%

Ship & Boat Building & Repairing
1,350	General Dynamics		96,755	2.36%

Surgical & Medical Instruments
3,220	Boston Scientific Corp.*		47,624	1.16%

Telephone Communications
2,380	Verizon Communications		88,369	2.16%

Transportation Services
720	FDX Corp.		78,249	1.91%

Wholesale - Drugs, Proprietaries
1,290	Cardinal Health, Inc.		84,805	2.06%

TOTAL COMMON STOCKS (Cost $3,007,486)			3,243,368	79.11%

PUT OPTIONS Common Stock/Expiration/Exercise		Shares Subject
Underlying Security		to Put
Expiration Date/Exercise Price

S & P Depositary Receipts
November 2006 Puts @ 590		3,000	7,050
November 2006 Puts @ 600		3,000	10,800
December 2006 Puts @ 580		2,000	35,000
TOTAL PUTS OPTIONS			52,850	1.29%
	(Premiums Paid $120,295)
Short-Term Investments
1,260,052	First American Treasury Fund Class A 4.53% (a)		1,260,052	30.73%

TOTAL INVESTMENTS
	(Cost $4,387,833)		4,556,270	111.13%

	Liabilities in excess of other assets		(456,347)	-11.13%

	TOTAL NET ASSETS		$ 4,099,923	100.00%

* Non-income producing during the period.
(a) Variable rate security; the coupon rate shown represents the yield at the ending September 30, 2006.
The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investment Securities at Market Value	$ 4,556,270
(Cost $4,387,833)
Cash	1,000
Receivables:
Dividends	3,399
Interest	4,375
Total Assets	4,565,044
Liabilities:
Investment Advisory Fees	4,418
Payable for Securities Purchased	460,703
Total Liabilities	465,121
Net Assets	$ 4,099,923

Net Assets Consist of:
Paid In Capital	$ 3,972,515
Accumulated Undistributed Net Investment Income	37,356
Accumulated Undistributed Realized Loss on Investments - Net	(78,385)
Unrealized Appreciation in Value of Investments	168,437
Net Assets, for 358,831, Shares Outstanding (Shares Authorized: $1,000,000,000)	$ 4,099,923

Net Asset Value and Redemption Price	$ 11.43

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Dividends	$ 30,587
Interest	21,276
Total Investment Income	51,863
Expenses:
Investment Advisory Fees (Note 2)	24,226

Net Investment Income	27,637

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	63,970
Realized Loss on Options	(107,187)
Net Change in Unrealized Appreciation of Investments	60,599
Net Realized and Unrealized Gain (Loss) on Investments	17,382

Net Increase in Net Assets Resulting from Operations	$ 45,019

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	9/30/2006	3/31/2006
Increase in Net Assets From Operations:
Net Investment Income	$ 27,637	$ 21,299
Net Realized Gain on Investments	63,970	7,377
Net Realized Loss on Options	(107,187)	(40,483)
Net Change in Unrealized Appreciation of Investments	60,599	106,280
Net Increase in Net Assets Resulting from Operations	45,019	94,473

Distributions to Shareholders	-	(13,070)

Capital Share Transactions	1,030,244	2,565,069

Total Increase	1,075,263	2,646,472

Net Assets at Beginning of Period	3,024,660	378,188
Net Assets at End of Period	$ 4,099,923	$ 3,024,660

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Financial Highlights
Selected data for a share outstanding throughout the period:

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	9/30/2006		3/31/2006	3/31/2005	3/31/2004	3/31/2003	3/31/2002

Net Asset Value - Beginning of Period	$ 11.26		$ 10.91	$ 10.01	$ 10.02	$ 10.00	$ 10.10
Net Investment Income (a)	0.09		0.12	0.11	0.03	0.09	0.23
Net Gains or Losses on Securities
(realized and unrealized)	0.08		0.30	2.21	(0.01)	0.48	-
Total from Investment Operations	0.17		0.42	2.32	0.02	0.57	0.23

Total Distributions	-		(0.07)	(1.42)	(0.03)	(0.55)	(0.33)

Net Asset Value - End of Period	$ 11.43		$ 11.26	$ 10.91	$ 10.01	$ 10.02	$ 10.00

Total Return (b)	1.51%		3.81%	23.18%	0.24%	5.74%	2.25%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 4,100		$ 3,025	$ 3,025	$ 59	$ 108	$ 55

Ratio of Expenses to Average Net Assets
After Waiver	1.35%	(c)	1.35%	0.27%	0.00%	0.00%	0.00%
Before Waiver	1.35%	(c)	1.35%	1.37%	34.65%	19.61%	5.02%
Ratio of Net Investment Income to Average Net Assets	1.54%	(c)	1.07%	1.97%	0.30%	0.86%	2.18%

Portfolio Turnover Rate	19%		24%	243%	0%	103%	0%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b) Total returns shown assumes reinvestment of dividends.
(c) Annualized

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

1.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

SHORT SALES:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING:  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2.) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2006, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2006, the Advisor received advisory fees of $24,226.  The Fund owes the Advisor $4,418 as of September 30, 2006.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the six months ended September 30, 2006, no such reimbursements were made.

3.) PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2006 purchases and sales of investment securities (excluding short-term securities) were $1,811,567 and $521,985.  At September 30, 2006 the gross unrealized appreciation for all securities totaled $315,651 and the gross unrealized depreciation for all securities totaled $147,214 for a net unrealized appreciation of $168,437.

For Federal income tax purposes, the cost of investments owned at September 30, 2006 was $4,387,833.

4.) PUT & CALL OPTIONS PURCHASED

As of September 30, 2006 the Fund had put options value at $52,850.

Transactions in call and put options purchased during the six months ended September 30, 2006 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2006	55	$ 158,735
Options purchased	805	593,586
Options written	-	-
Options exercised	-	-
Options expired	(170)	(82,052)
Options terminated in closing purchase transaction	(610)	(549,974)
Options outstanding at March 31, 2006	80	$ 120,295

5.) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ended September 30, 2006 and fiscal year ended March 31, 2006 were as follows:

	September 30, 2006	March 31, 2006
Ordinary income	$0	$13,070

6.) CAPITAL SHARE TRANSACTIONS

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
Shares sold	203,009	316,717
Shares issued in reinvestment of distributions	0	1,146
Shares redeemed	(112,911)	(83,801)
Net increase in shares	90,098	234,062

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
Proceeds from sales of shares	$2,314,297	$3,482,637
Shares issued in reinvestment of distributions	0	12,892
Cost of shares redeemed	(1,284,053)	(930,460)
Net increase in capital share transactions	1,030,244	2,565,069

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2006 (UNAUDITED)

Expense Example

As a shareholder of the Forester Value Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006 through September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on any redemptions of shares within 30 days of their purchase.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included where applicable, your costs may have been higher.

 The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Forester Value Fund

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	April 1, 2006
	April 1, 2006	September 30, 2006	to September 30, 2006

Actual	$1,000.00	$1,015.10	$6.78
Hypothetical
(5% Annual Return	$1,000.00	$1,018.20	$6.79
before expenses)
* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2006 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS

SEPTEMBER 30, 2006 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Wayne A. Grudem 612 Paddock Lane Libertyville, IL 60048 Age: 57	Director	Indefinite; Since Inception	2	Mr. Grudem has been a Professor at Phoenix Seminary since August, 2001. Before, he was a Professor at Trinity International University for more than five years.
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 45	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for American Hotel Supply since January, 2004 Before, he was a Sales Executive at WW Grainger for more than 5 years

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the

Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 46	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 8, 2006